Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2016
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	348,387	(339,497)	8,890
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	350,000	-	350,000
	$13,145,114	$(538,132)	$12,606,982

		Accumulated
	Cost	Depreciation	Net
December 31, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	348,387	(337,880)	10,507
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$12,795,114	$(536,515)	$12,258,599